Preferred and Common Stock (Details) - USD ($)	2 Months Ended	4 Months Ended	6 Months Ended
	Feb. 29, 2016	Apr. 19, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Preferred stock shares outstanding			46,302		49,504
Common stock shares outstanding			119,497,222		117,131,407
Undeclared preferred dividends			$ 15,279,000
Acquisition of treasury stock, value				$ 819,000
Shared tendered, nominal value			0		$ 0
Payments for tender offer expenses			482,000	$ 0
Value of common stock			$ 12,000		$ 12,000
Restricted common stock
Forfeited shares of common stock			0	2,850
Restricted stock units
Vested stock units			0	21,301
Series G and Series H
Shared tendered, nominal value		$ 1,914,000
American Depositary Shares - The Series G
Preferred stock shares outstanding			14,191		14,551
Sale of Stock- Redemption price per share			$ 25
Depositary Shares			2,000,000
Dividend rate of preferred stock			8.75%
Preferred stock liquidation preference			$ 2,500
Shares validly tendered		360
American Depositary Shares - The Series H
Preferred stock shares outstanding			28,612		29,018
Sale of Stock- Redemption price per share			$ 25
Depositary Shares			4,800,000
Dividend rate of preferred stock			8.625%
Preferred stock liquidation preference			$ 2,500
Shares validly tendered		406
Convertible preferred stock
Conversion of Stock, Shares converted			2,436
Preferred stock shares outstanding			3,499		5,935
Sale of Stock- Redemption price per share			$ 14
Preferred stock liquidation preference			$ 10,000
Common Stock
Converted Shares of Common Stock			1,740,000
Acquisition of treasury stock, shares				948,584
Common stock issued		625,815	625,815
Preferred Stock
Conversion of Stock, Shares converted			(2,436)
Shares validly tendered			(766)
Undeclared preferred dividends			$ 15,279,000
Share Repurchase Program | Common Stock
Share repurchase program, Authorized amount			$ 25,000,000
Acquisition of treasury stock, shares	1,147,908
Acquisition of treasury stock, value	$ 1,071,000